Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2022
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2020		2021		2022
Mexico:
Current IT	Ps.	631,471	Ps.	1,749,031	Ps.	2,961,187
Deferred IT		117,924		(128,254)		(169,080)
IT provision Mexico	Ps.	749,395	Ps.	1,620,777	Ps.	2,792,107
Aerostar:
Current Income Tax	Ps.	(16)	Ps.	886	Ps.	3,703
Deferred Income Tax		42,546		37,979		38,160
IT provision Aerostar	Ps.	42,530	Ps.	38,865	Ps.	41,863
Airplan:
Current IT	Ps.	2,916	Ps.	74,862	Ps.	377,437
Deferred IT		(65,686)		(5,997)		227,402
IT provision Airplan	Ps.	(62,770)	Ps.	68,865	Ps.	604,839
Total IT provision	Ps.	729,155	Ps.	1,728,507	Ps.	3,438,809

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2020		2021		2022

Consolidated income before provision for IT	Ps.	2,855,692	Ps.	8,126,035	Ps.	14,084,733
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(65,672)		(1,418,186)		(3,183,555)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		4,337		(170,247)		(140,921)
Income before provisions for income taxes		2,794,357		6,537,602		10,760,257
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		838,307		1,961,281		3,228,077
Non-deductible items and other permanent differences		10,496		7,853		14,133
Annual adjustment for tax inflation		(18,958)		(33,603)		(82,517)
Accounting disconnect inflation		(80,450)		(314,754)		(367,587)
Effect by difference in rate of IT Aerostar		42,530		38,865		41,863
Effect by difference in rate of IT Airplan		(62,770)		68,865		604,839
IT provision	Ps.	729,155	Ps.	1,728,507	Ps.	3,438,809
Effective IT rate		26%		26%		32%

Schedule of principal temporary differences with respect to deferred tax

	Year ended
	December 31,
	2021		2022
Deferred income tax asset:
Temporary liabilities	Ps.	57,201	Ps.	72,439
Fair value of long-term debt (Bank loan)		149,120		84,774
Allowance for doubtful accounts		57,962		60,775
		264,283		217,988
Deferred income tax payable:
Fixed and intangible assets (*)		(3,111,403)		(2,898,475)
Temporary assets		(197,104)		(291,829)
Amortization of expenses		(408)		(206)
		(3,308,915)		(3,190,510)
Deferred income tax liability - Net	Ps.	(3,044,632)	Ps.	(2,972,522)

(*)Includes Ps. 1,100,265 and Ps.1,083,114 from Aerostar from the periods 2021 and 2022, and Ps.587,845 and Ps.701,966 from Airplan in 2021 and 2022, respectively.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of January 1, 2021	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,122	Ps.	3,165,145
Conversion revaluation effect
Airplan and Aerostar						(61,018)		36,777		(24,241)
Consolidated income statement:
Airplan		11,390		28,642		(1,089)		(44,940)		(5,997)
Aerostar				39,709		(1,730)				37,979
México		(2,743)		(91,743)				(33,768)		(128,254)
		8,647		(23,392)		(2,819)		(78,708)		(96,272)
Balances as of December 31, 2021	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632
Conversion revaluation effect
Airplan and Aerostar						(117,978)		(50,614)		(168,592)
Consolidated income statement:
Airplan		(1,123)		9,298		2,648		216,579		227,402
Aerostar				38,982		(822)				38,160
México		(1,690)		(145,056)				(22,334)		(169,080)
		(2,813)		(96,776)		1,826		194,245		96,482
Balances as of December 31, 2022	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	134,822	Ps.	2,972,522

Schedule of Aerostar tax loss carry forwards

	USD
	thousand		Year of
Year of loss	Amount		expiration
2013	Ps.	22,832	2023
2014		24,189	2024
2015		28,532	2025
2016		27,736	2026
2017		22,247	2027
2018		10,600	2028
2020		30,725	2030
Total	Ps.	166,861

Schedule of Temporal differences not recognized

	December 31,
	2021		2022
Undistributed utilities	Ps.	4,903,164	Ps.	4,911,412
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,470,949	Ps.	1,473,424